SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Operating segments [Abstract]
Segment Information	■ Segment Information

Barrick’s business is organized into fourteen minesites. Barrick’s CODM (Mark Bristow, President and Chief Executive Officer
until September 29, 2025 and Mark Hill, Group Chief Operating Officer and Interim President and Chief Executive Officer
thereafter) reviews the operating results, assesses performance and makes capital allocation decisions at the minesite level. Our presentation of our reportable operating segments consists of eight gold mines (Carlin, Cortez, Turquoise Ridge, Pueblo Viejo,
Loulo-Gounkoto, Kibali, North Mara and Bulyanhulu) and one copper mine (Lumwana). The remaining operating segments, including our remaining gold mines, have been grouped into an “Other Mines” category and will not be reported on individually.
Segment performance is evaluated based on a number of measures including operating income before tax, production levels and unit production costs. Certain costs are managed on a consolidated basis and are therefore not reflected in segment income.
Consolidated Statements of Income Information

		Cost of Sales
For the year ended December 31, 2025	Revenue	Site operating costs, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2]	$4,024	$1,511	$374	$13	$10	$2,116
Cortez[2]	2,686	934	278	7	7	1,460
Turquoise Ridge[2]	1,984	660	201	—	(8)	1,131
Pueblo Viejo[2]	2,300	717	311	4	13	1,255
Loulo-Gounkoto[2,3]	505	448	38	1	144	(126)
Kibali	1,040	330	138	—	45	527
Lumwana	1,487	591	286	—	14	596
North Mara[2]	1,024	324	100	1	33	566
Bulyanhulu[2]	659	249	65	—	9	336
Reportable segment total	$15,709	$5,764	$1,791	$26	$267	$7,861
Other Mines[2]	2,392	904	218	6	30	1,234
Share of equity investee	(1,040)	(330)	(138)	—	(45)	(527)
Segment total	$17,061	$6,338	$1,871	$32	$252	$8,568
Consolidated Statements of Income Information

		Cost of Sales
For the year ended December 31, 2024	Revenue	Site operating costs, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2]	$3,041	$1,522	$307	$12	$11	$1,189
Cortez[2]	1,725	752	253	9	6	705
Turquoise Ridge[2]	1,177	603	179	6	1	388
Pueblo Viejo[2]	1,429	629	295	4	8	493
Loulo-Gounkoto[2]	1,346	475	223	—	123	525
Kibali	743	281	134	—	12	316
Lumwana	855	460	244	—	16	135
North Mara[2]	770	312	83	—	57	318
Bulyanhulu[2]	495	234	63	—	5	193
Reportable segment total	$11,581	$5,268	$1,781	$31	$239	$4,262
Other Mines[2]	2,076	1,036	229	10	74	727
Share of equity investee	(743)	(281)	(134)	—	(12)	(316)
Segment total	$12,914	$6,023	$1,876	$41	$301	$4,673
[1]Includes accretion expense, which is included with finance costs in the consolidated statements of income. For the year ended December 31,
2025, accretion expense was $51 million (2024: $53 million).
[2]Includes non-controlling interest portion of revenues, cost of sales and segment income (loss) for the year ended December 31, 2025, for
Pueblo Viejo, $912 million, $412 million, $501 million (2024: $578 million, $370 million, $208 million), Nevada Gold Mines, $3,653 million,
$1,654 million, $1,984 million (2024: $2,539 million, $1,530 million, $989 million), North Mara and Bulyanhulu, $269 million, $118 million,
$143 million (2024: $203 million, $111 million, $81 million), Loulo-Gounkoto, $101 million, $97 million, $(74) million (2024: $269 million,
$140 million, $107 million) and Tongon, $42 million, $27 million, $13 million (2024: $41 million, $32 million, $1 million).
[3]Revenue and Cost of Sales for Loulo-Gounkoto for 2025 relates only to the periods of which we controlled the mine.
Reconciliation of Reportable Segment Income to Income Before Income Taxes

For the years ended December 31	2025	2024
Reportable segment income	$7,861	$4,262
Segment income from Other Mines	1,234	727
Share of equity investees in reportable segment income	(527)	(316)
Other revenue	(105)	8
Other cost of sales/amortization	(56)	(62)
Exploration, evaluation and project expenses not attributable to segments	(335)	(351)
General and administrative expenses	(222)	(115)
Other income not attributable to segments	711	21
Impairment reversals (charges)	(12)	457
Loss on currency translation	(3)	(39)
Closed mine rehabilitation	(8)	(59)
Income from equity investees	444	241
Finance costs, net (includes non-segment accretion)	(176)	(179)
Gain (loss) on non-hedge derivatives	(1)	13
Income before income taxes	$8,805	$4,608
Geographic Information

	Non-current assets		Revenue[1]
	As at December 31, 2025	As at December 31, 2024	2025	2024
United States	$17,335	$17,305	$9,498	$6,616
Dominican Republic	5,230	5,163	2,300	1,429
Mali	3,337	3,441	505	1,346
Zambia	3,228	2,804	1,487	855
Tanzania	2,254	2,209	1,683	1,265
Democratic Republic of Congo	2,155	2,020	—	—
Chile	1,856	1,920	9	9
Pakistan	1,791	934	—	—
Argentina	1,667	1,667	766	683
Papua New Guinea	770	781	—	—
Saudi Arabia	412	403	—	—
Peru	78	64	—	—
Canada	49	522	302	320
Côte d'Ivoire	—	188	406	399
Unallocated	1,198	573	—	—
Total	$41,360	$39,994	$16,956	$12,922
[1]Geographic location is presented based on the location of the mine from which the product originated.
Capital Expenditures Information

	Segment Capital Expenditures[1]
	As at December 31, 2025	As at December 31, 2024
Carlin	$661	$818
Cortez	414	397
Turquoise Ridge	102	103
Pueblo Viejo	366	269
Loulo-Gounkoto	23	383
Kibali	154	127
Lumwana	689	457
North Mara	206	178
Bulyanhulu	163	150
Other Mines	282	261
Segment total	$3,060	$3,143
Other items not allocated to segments	896	274
Total	$3,956	$3,417
Share of equity investee	(154)	(127)
Total	$3,802	$3,290
[1]Segment capital expenditures are presented for internal management reporting purposes on an accrual basis. Capital expenditures in the consolidated statements of cash flow are presented on a cash basis. In 2025, cash expenditures were $3,821 million (2024: $3,174 million)
and the decrease in accrued expenditures was $19 million (2024: $116 million increase).